Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net cash flows from operating activities:
Loss for the period	$ (215,235)	$ (24,331)	$ (3,689)
Share-based payment	10,899	570	202
Valuation losses of long-term investments	97
Depreciation of equipment and right-of-use-assets	137	3
Amortization of intangibles	130
INX Token-based compensation	19,801	4,142	101
Fair value adjustment of INX Token liability	161,173	12,518	762
Accrued finance expense		3	39
Impairment of Cryptocurrencies	80
Interest on lease liabilities	43
Decrease in account receivables	215
(Decrease) Increase in prepaid expenses and related parties	(278)	(145)	65
Increase from revaluation of OFN’s contingent liability	(96)
Increase in accounts and other payables	1,511	280	199
Increase (decrease) in accrued bonuses	(299)	905
Taxes Paid	(133)
Net cash used in operating activities	(21,955)	(6,055)	(2,321)
Net cash flows from investing activities:
Proceeds received from sale of cryptocurrencies	48,243
Other financial assets	(400)
Increase in Cryptocurrencies	(485)
Grant of loan to employees	(475)
Increase in Reserve Fund	(21,987)
Purchase of equipment	(132)	(35)
Purchase of long-term investments held in Reserve fund	(14,133)
Net cash used in business combinations (see A below)	(5,232)
Increase in funds held by a related party, net		(19)
Net cash provided by (used in) investing activities	5,399	(54)
Net cash flows from financing activities:
Proceeds from issuance of Ordinary shares		2,329	442
Proceeds from exercise of INX warrant token	1,052
Proceeds from Issuance of INX tokens, net	31,852	10,403
Proceeds from issuance of SAFE and warrants		879	1,402
Proceeds from exercise of SAFE option	720
Proceeds from warrants issued in 2018			39
Repayment of finance lease liabilities	(68)
Net cash provided by financing activities	33,556	13,611	1,887
Change in cash and cash equivalents	17,000	7,502	(570)
Cash and cash equivalents at beginning of year	7,581	79	649
Cash and cash equivalents at end of year	24,581	7,581	79
Significant non-cash transactions:
Collection of receivable on account of shares from related party	9	75
Contribution to equity by controlling shareholder	582
Conversion of convertible loan	148
INX Token Offering proceeds received in cryptocurrencies	49,488
Proceeds from Exercise of SAFE warrant by related party		278
Receivable in respect of exercise of share option	1,500
Right-of-use asset recognized with corresponding lease liability	$ 654